ORDINARY SHARES (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 12, 2021 shares	Aug. 31, 2022 CNY (¥) shares	Jul. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 31, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	Mar. 31, 2024 $ / shares shares	Mar. 27, 2024 USD ($) shares	Aug. 31, 2022 USD ($) $ / shares
Class of Stock [Line Items]
Ordinary shares authorized					190,100,000,000						190,100,000,000
Ordinary shares par value | $ / shares					$ 0.0001
Ordinary shares, voting rights					Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.
Fair value of convertible notes payable | ¥						¥ 394,727
Conversion of stock, description					the Company changed its ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares (“the ADS Ratio Change”). Effective on January 16, 2024, the Company further changed its ADS to Class A ordinary share ratio from each ADS representing 30 Class A ordinary shares to each ADS representing 300 Class A ordinary shares (the “Second ADS Ratio Change”).
Subscription receivable | $								$ 7.0	$ 7.0	$ 7.0		$ 16.4
Nio Capital [Member] | Forecast [Member]
Class of Stock [Line Items]
Subscription receivable | $							$ 9.4
Supplemental Agreement With 2024 Notes Holders [Member]
Class of Stock [Line Items]
Percentage of outstanding principal				30.00%
Notes 2024 [Member] | 58.com [Member]
Class of Stock [Line Items]
Convertible notes | $			$ 63.0
Notes 2024 [Member] | ClearVue [Member]
Class of Stock [Line Items]
Convertible notes | $													$ 12.6
Fair value of convertible notes payable | ¥		¥ 62,800
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares outstanding					56,395,662,999
Ordinary shares par value | $ / shares					$ 0.0001						$ 0.0001
Ordinary shares issued											56,381,481,399
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares outstanding					56,354,853,138						56,340,671,538
Ordinary shares issued					56,354,853,138						56,340,671,538
Price per share | $ / shares			$ 0.3433										$ 0.3433
Preferred shares outstanding												54,960,889,255
Common Class A [Member] | Supplemental Agreement With 2024 Notes Holders [Member]
Class of Stock [Line Items]
Conversion of convertible notes	66,990,291			66,990,291
Conversion price | $ / shares				$ 1.03
Common Class A [Member] | Notes 2024 [Member] | 58.com [Member]
Class of Stock [Line Items]
Ordinary shares par value | $ / shares			$ 0.0001
Conversion of convertible notes			183,495,146
Common Class A [Member] | Notes 2024 [Member] | ClearVue [Member]
Class of Stock [Line Items]
Ordinary shares par value | $ / shares													$ 0.0001
Conversion of convertible notes		36,699,029
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares outstanding					40,809,861						40,809,861
Ordinary shares issued					40,809,861						40,809,861
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares outstanding												2,810,961,908